May 31, 2023
T. Rowe Price Retirement Blend 2045 Fund
Supplement to Prospectuses and Summary Prospectuses dated October 1, 2022

The funds will add the T. Rowe Price Dynamic Credit Fund and T. Rowe Price Hedged Equity Fund as new underlying funds in which the funds may invest. To reflect the addition of new underlying funds, the table showing the fund’s neutral allocations to sectors and underlying funds in each fund’s summary prospectus and section 1 of each fund’s prospectus is supplemented as follows:

Allocations to the “U.S. Large-Cap Stocks” sector may be made through investments in the T. Rowe Price Equity Index 500, Growth Stock, Hedged Equity, U.S. Equity Research, U.S. Large-Cap Core, and/or Value Funds. Investments in the T. Rowe Price Hedged Equity Fund are expected to begin early in the third quarter of 2023. Allocations to the “Diversifying Fixed Income” sector may be made through investments in the T. Rowe Price Emerging Markets Bond, Dynamic Credit, Floating Rate, High Yield, Limited Duration Inflation Focused Bond, U.S. Treasury Long-Term Index, and/or U.S. Treasury Money Funds. Investments in the T. Rowe Price Dynamic Credit Fund are expected to begin late in the third quarter of 2023 or during the fourth quarter of 2023.

The table entitled “Description of Underlying Funds” in section 2 of each fund’s prospectus is supplemented as follows to add the new underlying funds:

Dynamic Credit Fund Seeks total return through a combination of income and capital appreciation by normally investing at least 80% of its net assets in credit instruments and derivative instruments that are linked to, or provide investment exposure to, credit instruments. The fund has the flexibility to invest across a wide variety of global credit instruments without constraints to particular benchmarks, asset classes, or sectors.

Hedged Equity Fund Seeks long-term capital growth by investing at least 80% of its net assets in equity securities and derivatives that have similar economic characteristics to equity securities or the equity markets. The fund focuses on U.S. large-cap stocks while using hedging strategies designed to mitigate tail risk and provide strong risk-adjusted returns with lower volatility than the overall equity markets.